Share capital, share premium and own shares - Share capital and premium (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018 GBP (£) Options £ / shares shares	Jun. 30, 2017 GBP (£) shares	Dec. 31, 2017 GBP (£) Options £ / shares shares
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares	£ 0.05		£ 0.05
Number of issued shares at beginning of year | shares	2,587,175,445	2,581,061,573	2,581,061,573
Number of shares issued under share-based schemes | shares	4,697,422		6,113,872
Number of issued shares at end of year | shares	2,591,872,867		2,587,175,445
Equity at beginning of period	£ 16,094,000,000	£ 14,667,000,000	£ 14,667,000,000
New share capital subscribed	6,000,000	10,000,000
Equity at end of period	15,890,000,000	15,450,000,000	16,094,000,000
Share capital
Disclosure of classes of share capital
Equity at beginning of period	129,000,000	129,000,000	129,000,000
Equity at end of period	129,000,000	129,000,000	129,000,000
Share premium
Disclosure of classes of share capital
Equity at beginning of period	1,948,000,000	1,927,000,000	1,927,000,000
New share capital subscribed	6,000,000	10,000,000	21,000,000
Equity at end of period	£ 1,954,000,000	£ 1,937,000,000	£ 1,948,000,000
SAYE options
Options outstanding under save as you earn schemes
Shares under option | Options	5,851,810		6,448,853
SAYE options | Minimum
Options outstanding under save as you earn schemes
Exercise price	£ 629.00		£ 6.29
SAYE options | Maximum
Options outstanding under save as you earn schemes
Exercise price	£ 1,455.00		£ 14.55